Alliance
Municipal
Trust
--New Jersey Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

LETTER TO SHAREHOLDERS           Alliance Municipal Trust - New Jersey Portfolio
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-New Jersey Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since March 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continue to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S. economic forecast, stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for the U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Municipal Trust-New Jersey Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2001                    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                        Yield                      Value
-------------------------------------------------------------------------------
            MUNICIPAL BONDS-92.1%
            ILLINOIS-3.1%
            Oswego IDA
            (Griffith Laboratories
            Project)
            Series 95 AMT
$    1,830  7/01/25 (b).............            2.80%             $   1,830,000
            Rock Island
            Metropolitan Airport
            (Elliott Aviation Project)
            Series 98 AMT
     2,200  12/01/18 (b)............            2.85                  2,200,000
            Will County
            (BP Amoco Co.)
            Series 01 AMT
     6,500  7/01/31 (b).............            3.45                  6,500,000
                                                                  -------------
                                                                     10,530,000
                                                                  -------------
            INDIANA-0.3%
            Indiana Health Facility
            Finance Authority
            (Ascension Health)
            Series 99B
     1,000  11/15/39 (b)............            2.85                  1,000,000
                                                                  -------------
            LOUISIANA-0.6%
            Lake Charles Louisiana
            Harbor & Revenue
            (Conoco, Inc.)
            Series 99A AMT
     2,000  9/01/29 (b).............            2.70                  2,000,000
                                                                  -------------
            MASSACHUSETTS-2.1%
            Massachusetts Bay
            Transport Authority
            Series 00
     2,000  3/01/30 (b).............            2.55                  2,000,000
            Massachusetts GO
            Series 98B
     4,200  9/01/16 (b).............            2.45                  4,200,000
            Massachusetts IFA
            (Heritage at Dartmouth)
            Series 96 AMT
     1,000  12/01/28 (b)............            2.60                  1,000,000
                                                                  -------------
                                                                      7,200,000
                                                                  -------------
            NEW JERSEY-79.0%
            Atlantic City
            Improvement Authority
            (Pooled Govt. Loan
            Program)
            Series 86
    10,400  7/01/26 (b).............            2.40                 10,400,000
            Clifton BAN
            Series 00
    13,500  8/15/01.................            4.33                 13,505,090
            Cumberland County
            GO BAN
            Series 00
     3,000  10/03/01................            4.35                  3,002,206
            Gloucester County
            GO BAN
            Series 00A
     3,530  7/31/01.................            4.29                  3,531,309
            Gloucester County PCR
            (Mobil Oil Co.)
     7,710  12/01/03 (b)............            2.30                  7,710,000
            Hudson County
            Improvement Authority
            (Essential Purpose
            Pooled Govt.)
            Series 86
     8,000  7/15/26 (b).............            2.40                  8,000,000
            Jefferson Township BAN
            Series 00
     4,901  7/13/01.................            4.38                  4,901,530
            Jersey City
            GO Water BAN
            Series 00
     7,900  9/14/01.................            4.38                  7,903,565
            Jersey City
            Redevelopment Agency
            (Dixon Mill Apartments
            Project)
            Series 00A
     9,135  5/15/30 (b).............            2.40                  9,135,000
            Monmouth County
            Improvement Authority
            (Pooled Govt. Loan Prog.)
    16,350  8/01/16 (b).............            2.30                 16,350,000
            New Jersey Economic
            Development Authority
            (Benedictine Abbey of
            Newark)
            Series 00
     5,000  12/01/30 (b)............            2.45                  5,000,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                        Yield                      Value
-------------------------------------------------------------------------------
            New Jersey Economic
            Development Authority
            (Catholic Community
            Services)
            Series 95
$    4,495  6/01/25 (b).............            2.45%             $   4,495,000
            New Jersey Economic
            Development Authority
            (Church & Dwight Inc.)
            Series 91
     3,995  12/01/08 (b)............            2.45                  3,995,000
            New Jersey Economic
            Development Authority
            (Community Food Bank
             of N.J., Inc.)
            Series 94F
       550  8/01/14 (b).............            2.65                    550,000
            New Jersey Economic
            Development Authority
            (Flexo-Craft Printers)
            Series B AMT
     1,615  8/01/04 (b).............            2.75                  1,615,000
            New Jersey Economic
            Development Authority
            (Economic Growth-
            Kirker Ent.)
            Series 96 AMT
     1,200  1/01/05 (b).............            2.55                  1,200,000
            New Jersey Economic
            Development Authority
            (Economic Growth-Mona
            Industries)
            Series 96 AMT
     2,300  1/01/16 (b).............            2.55                  2,300,000
            New Jersey Economic
            Development Authority
            (El Dordo Terminals-Dow)
            Series 84B
     1,300  12/01/21 (b)............            3.00                  1,300,000
            New Jersey Economic
            Development Authority
            (Foreign Trade Zone
            Project)
            Series 98
     7,095  12/01/07 (b)............            3.10                  7,095,000
            New Jersey Economic
            Development Authority
            (Harry Rashti & Co.)
            Series 94E AMT
     1,470  8/01/14 (b).............            2.70                  1,470,000
            New Jersey Economic
            Development Authority
            (Job Haines Home Project)
            Series 98
     1,970  2/01/28 (b).............            2.50                  1,970,000
            New Jersey Economic
            Development Authority
            (Mercer Street
            Friends Project)
            Series 96-F
     1,115  11/01/16 (b)............            2.50                  1,115,000
            New Jersey Economic
            Development Authority
            (The Homasote Co.
            Project)
            Series 96-E AMT
     2,810  11/01/06 (b)............            2.60                  2,810,000
            New Jersey Economic
            Development Authority
            (The Montclair Art
            Museum)
            Series 00
     6,000  6/01/20 (b).............            2.55                  6,000,000
            New Jersey Economic
            Development Authority
            (Thermal Energy Ltd.
            Partnership)
            Series 95 AMT
     3,000  12/01/09 (b)............            2.55                  3,000,000
            New Jersey Economic
            Development Authority
            (Thermal Energy Ltd.)
            AMT
    10,500  12/01/31 (b)............            2.55                 10,500,000
            New Jersey Economic
            Development Authority
            (Vahariolos Partners
            Project)
            Series H AMT
     2,325  11/01/16 (b)............            2.60                  2,325,000
            New Jersey Economic
            Development Authority
            PCR
            (Hoffman-LA Roche,
            Inc.)
     2,800  2/01/05 (b).............            2.80                  2,800,000
            New Jersey Educational
            Facilities Authority
            (Caldwell College)
            Series 00B
     2,225  7/01/25 (b).............            2.45                  2,225,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                        Yield                      Value
-------------------------------------------------------------------------------
            New Jersey
            Health Care Facilities
            (Atlantic City Medical
            Center)
            Series 98A-1
$    3,400  7/01/28 (b).............            2.40%             $   3,400,000
            New Jersey
            Health Care Facilities
            (Beth Israel Hospital)
            Series 99A-1
    12,000  7/01/14 (b).............            2.50                 12,000,000
            New Jersey
            Health Care Facilities
            (Christ Hospital)
            Series 98A-2
     3,800  7/01/13 (b).............            2.40                  3,800,000
            New Jersey
            Health Care Facilities
            (Hackettstown
            Community Hospital)
            Series 00
     5,930  7/01/30 (b).............            2.50                  5,930,000
            New Jersey
            Health Care Facilities
            (Holland Christian)
            Series 99A-2
     3,900  7/01/19 (b).............            2.50                  3,900,000
            New Jersey
            Health Care Facilities
            (Hospital Capital Asset
            Financing)
            Series 85B
     5,000  7/01/35 (b).............            2.40                  5,000,000
            New Jersey
            Health Care Facilities
            (Hospital Capital
            Asset Financing)
            Series 85D
     8,400  7/01/35 (b).............            2.40                  8,400,000
            New Jersey
            Health Care Facilities
            (St. Mary's Hospital)
            Series 99A-4
     7,900  7/01/19 (b).............            2.50                  7,900,000
            New Jersey
            Health Care Facilities
            (St. Peter's
            University Hospital)
            Series 00B
    11,900  7/01/30 (b).............            2.50                 11,900,000
            New Jersey
            Health Care Facilities
            (United Methodist Homes)
            Series 98A-6 AMT
     2,900  7/01/07 (b).............            2.40                  2,900,000
            New Jersey Sport &
            Exposition Authority
            Pre-Refunded
            Series 92A
     3,255  3/01/02.................            3.14                  3,389,998
            New Jersey State
            Educational Facilities
            Authority
            (Centenary College)
            Series 00F
     2,900  10/01/20 (b)............            2.50                  2,900,000
            New Jersey State
            Turnpike Authority
            (Turnpike Revenue)
            FGIC Series 91D
    26,450  1/01/18 (b).............            2.45                 26,450,000
            Raritan Township
            GO BAN
            Series 00
     4,500  9/13/01.................            4.29                  4,502,354
            Salem County PCR
            (Dupont Corp.)
            Series 82A
     2,400  3/01/12 (b).............            2.85                  2,400,000
            Secaucus GO BAN
            Series 01
     2,317  12/20/01................            2.65                  2,325,038
            Westwood GO BAN
            Series 00A
     2,845  9/25/01.................            4.20                  2,846,922
            Woodbridge Township
            GO BAN
            Series 00
    10,000  7/27/01.................            4.29                 10,003,136
                                                                  -------------
                                                                    266,151,148
                                                                  -------------
            NEW YORK-2.8%
            Port Authority of
            New York & New Jersey
            (Versatile Structure)
            AMT
     5,200  4/01/24 (b).............            3.30                  5,200,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                        Yield                      Value
-------------------------------------------------------------------------------
            Port Authority of
            New York & New Jersey
            (Versatile Structure)
            AMT
$    4,300  12/01/17 (b)............            3.30%             $   4,300,000
                                                                  -------------
                                                                      9,500,000
                                                                  -------------
            PENNSYLVANIA-1.0%
            Harrisburg Pennsylvania
            Authority Revenue
            Series 01
     3,200  3/01/34 (b).............            2.76                  3,200,000
                                                                  -------------
            PUERTO RICO-1.5%
            Puerto Rico Highway
            & Transportation
            Series 98A
     3,000  7/01/28 (b).............            2.40                  3,000,000
            Puerto Rico Industrial,
            Medical, Higher
            Education &
            Environmental Authority
            (Ana G. Mendez
            University Systems
            Project)
            Series 98
     2,000  10/01/21 (b)............            2.65                  2,000,000
                                                                  -------------
                                                                      5,000,000
                                                                  -------------
            SOUTH
            CAROLINA-0.5%
            Florence County PCR
            (Roche Carolina, Inc.
            Project)
            Series 98 AMT
     1,800  4/01/28 (b).............            3.45                  1,800,000
                                                                  -------------
            TENNESSEE-0.3%
            Knox Health
            Educational &
            Housing Board
            (THA Solutions Group)
            Series 99
     1,000  5/01/29 (b).............            2.85                  1,000,000
                                                                  -------------
            TEXAS-0.3%
            Gulf Coast SWR
            (Citgo Petroleum Corp.)
             Series 95 AMT
     1,100  5/01/25 (b).............            3.45                  1,100,000
                                                                  -------------
            WISCONSIN-0.6%
            Antigo Wisconsin IDA
            (Plaspack USA, Inc.)
            Series 98A AMT
     2,100  12/01/18 (b)............            2.85                  2,100,000
                                                                  -------------
            Total Municipal Bonds
            (amortized cost
            $310,581,148)...........                                310,581,148
                                                                  -------------
            COMMERCIAL
            PAPER-6.7%
            NEW JERSEY-2.0%
            New Jersey Economic
            Development Authority
            (Chambers Cogeneration)
            Series 1991
     3,000  7/24/01.................            3.20                  3,000,000
            New Jersey Educational
            Facilities Authority
            (Princeton University)
            Series 97A
     3,600  7/26/01.................            2.90                  3,600,000
                                                                  -------------
                                                                      6,600,000
                                                                  -------------
            NEW YORK-0.3%
            Port Authority of
            New York
            & New Jersey
            AMT
     1,000  9/12/01.................            3.21                  1,000,000
                                                                  -------------
            PUERTO RICO-4.4%
            Puerto Rico Government
            Development Bank
    10,000  8/14/01.................            2.60                 10,000,000
     5,000  8/31/01.................            2.60                  5,000,000
                                                                  -------------
                                                                     15,000,000
                                                                  -------------

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

                                                                          Value
-------------------------------------------------------------------------------
            Total Commercial Paper
            (amortized cost
            $22,600,000)............                              $  22,600,000
                                                                  -------------
            TOTAL
            INVESTMENTS -98.8%
            (amortized cost
            $333,181,148)...........                                333,181,148
            Other assets less
            liabilities-1.2%........                                  3,957,959
                                                                  -------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            337,139,107 shares
            outstanding)............                              $ 337,139,107
                                                                  =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      BAN  - Bond Anticipation Note
      FGIC - Financial Guaranty Insurance Company
      GO   - General Obligation
      IDA  - Industrial Development Authority
      IFA  - Industrial Finance Authority
      PCR  - Pollution Control Revenue
      SWR  - Solid Waste Removal

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2001         Alliance Municipal Trust - New Jersey Portfolio
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                            $      11,863,390
EXPENSES
   Advisory fee (Note B)............................................................      $       1,626,323
   Distribution assistance and administrative service (Note C)......................              1,422,686
   Transfer agency (Note B).........................................................                123,217
   Custodian fees...................................................................                 90,042
   Printing.........................................................................                 46,379
   Registration fees................................................................                 21,057
   Audit and legal fees.............................................................                 18,059
   Trustees' fees...................................................................                  1,600
   Miscellaneous....................................................................                  8,149
                                                                                          -----------------
   Total expenses...................................................................              3,357,512
   Less: expense reimbursement......................................................               (104,865)
                                                                                          -----------------
   Net expenses.....................................................................                                    3,252,647
                                                                                                                -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                            $       8,610,743
                                                                                                                =================

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                             Year Ended            Year Ended
                                                                                            June 30, 2001         June 30, 2000
                                                                                         ===================   ===================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income............................................................      $       8,610,743     $       6,494,876
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income............................................................             (8,610,743)           (6,494,876)
   Net realized gain................................................................                     -0-               (3,718)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)............................................................             55,561,118            60,716,331
                                                                                          -----------------     -----------------
   Total increase...................................................................             55,561,118            60,712,613
NET ASSETS
   Beginning of period..............................................................            281,577,989           220,865,376
                                                                                          -----------------     -----------------
   End of period....................................................................      $     337,139,107     $     281,577,989
                                                                                          =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001                    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a Series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2001, the reimbursement amounted to $104,865.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $55,315 for the year ended June 30, 2001.

For the year ended June 30, 2001, the Portfolio's expenses were reduced by $2,431 under an expense offset arrangement with Alliance Global Investor Services, Inc.

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2001, the distribution fee amounted to $813,162. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2001, such payments by the Portfolio amounted to $609,524, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2001, capital paid-in aggregated $337,139,107. Transactions, all at $1.00 per share, were as follows:

                                                                                             Year Ended            Year Ended
                                                                                              June 30,              June 30,
                                                                                                2001                  2000
                                                                                         ===================   ===================
Shares sold.........................................................................            754,141,688           631,912,513
Shares issued on reinvestments of dividends.........................................              8,610,743             6,494,876
Shares redeemed.....................................................................           (707,191,313)         (577,691,058)
                                                                                          -----------------     -----------------
Net increase ....................................................................             55,561,118            60,716,331
                                                                                          =================     =================

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                  Year Ended June 30,
                                                         =======================================================================
                                                             2001           2000           1999          1998           1997
                                                         =============  ============  =============  ============= =============
Net asset value, beginning of period..................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (a).............................         .027          .026           .022          .026           .027
                                                            -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income..................        (.027)        (.026)         (.022)        (.026)         (.027)
                                                            -------       -------        -------        ------        -------
Net asset value, end of period........................      $  1.00          1.00        $  1.00        $ 1.00        $  1.00
                                                            =======       =======        =======        ======        =======
Total Return
Total investment return based on net asset value (b)..         2.71%         2.63%          2.21%         2.67%          2.72%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).............     $337,139      $281,578       $220,865      $151,617       $123,579
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements........         1.00%         1.00%          1.00%          .94%           .85%
   Expenses, before waivers and reimbursements........         1.03%         1.07%          1.09%         1.07%          1.12%
   Net investment income (a)..........................         2.65%         2.61%          2.16%         2.63%          2.68%

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(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.


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

REPORT OF INDEPENDENT
ACCOUNTANTS                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - New Jersey Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - New Jersey Portfolio (the "Fund") at June 30, 2001, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.


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Alliance Municipal Trust - New Jersey Portfolio

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |9| |2| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNJAR601